Schedule of maturities (Details) - Dec. 31, 2025	USD ($)	SGD ($)
Debt Disclosure [Abstract]
2026	$ 30,108	$ 38,728
2027	31,114	40,022
2028	33,697	43,344
2029	33,301	42,835
Total	128,220	164,929
Current portion	(30,108)	(38,728)
Long-term portion	$ 98,112	$ 126,201